Exhibit 99.1

World Omni Auto Receivables Trust 2012-B

Monthly Servicer Certificate

August 31, 2016

Dates Covered
Collections Period	08/01/16 - 08/31/16
Interest Accrual Period	08/15/16 - 09/14/16
30/360 Days	30
Actual/360 Days	31
Distribution Date	09/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/16	72,441,001.67	10,060
Yield Supplement Overcollateralization Amount 07/31/16	353,364.74	0
Receivables Balance 07/31/16	72,794,366.41	10,060
Principal Payments	5,655,782.66	640
Defaulted Receivables	193,169.58	17
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/16	298,619.33	0
Pool Balance at 08/31/16	66,646,794.84	9,403

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	714,416,707.35	38,507

Pool Factor	9.37%

Prepayment ABS Speed	1.28%

Overcollateralization Target Amount	6,995,981.45
Actual Overcollateralization	66,646,794.84

Weighted Average APR	4.03%
Weighted Average APR, Yield Adjusted	4.77%
Weighted Average Remaining Term	21.32

Delinquent Receivables:
Past Due 31-60 days	1,793,151.01	163
Past Due 61-90 days	329,410.48	36
Past Due 91-120 days	67,325.57	10
Past Due 121+ days	0.00	0
Total	2,189,887.06	209

Total 31+ Delinquent as % Ending Pool Balance	3.29%

Recoveries	133,543.72

Aggregate Net Losses/(Gains) - August 2016	59,625.86

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.98%
Prior Net Losses Ratio	0.83%
Second Prior Net Losses Ratio	0.45%
Third Prior Net Losses Ratio	-0.35%
Four Month Average	0.48%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.34%

Flow of Funds	$ Amount

Collections	8,395,538.85
Advances	(1,475.59)
Investment Earnings on Cash Accounts	1,903.17
Reserve Fund Balance	1,748,995.36
Servicing Fee	(60,661.97)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Capital Contribution	55,407,883.71
Available Funds	65,492,183.53

Distributions of Available Funds
(1) Class A Interest	34,494.54
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	12,668.77
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	65,445,020.22
(7) Distribution to Certificateholders	0.00
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	65,492,183.53

Servicing Fee	60,661.97
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	669,515,000.00
Original Class B	14,342,000.00

Total Class A & B
Note Balance @ 08/15/16	65,445,020.22
Principal Paid	65,445,020.22
Note Balance @ 09/15/16	0.00

Class A-1
Note Balance @ 08/15/16	0.00
Principal Paid	0.00
Note Balance @ 09/15/16	0.00
Note Factor @ 09/15/16	0.0000000%

Class A-2
Note Balance @ 08/15/16	0.00
Principal Paid	0.00
Note Balance @ 09/15/16	0.00
Note Factor @ 09/15/16	0.0000000%

Class A-3
Note Balance @ 08/15/16	0.00
Principal Paid	0.00
Note Balance @ 09/15/16	0.00
Note Factor @ 09/15/16	0.0000000%

Class A-4
Note Balance @ 08/15/16	51,103,020.22
Principal Paid	51,103,020.22
Note Balance @ 09/15/16	0.00
Note Factor @ 09/15/16	0.0000000%

Class B
Note Balance @ 08/15/16	14,342,000.00
Principal Paid	14,342,000.00
Note Balance @ 09/15/16	0.00
Note Factor @ 09/15/16	0.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	47,163.31
Total Principal Paid	65,445,020.22
Total Paid	65,492,183.53

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.61000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	0.81000%
Interest Paid	34,494.54
Principal Paid	51,103,020.22
Total Paid to A-4 Holders	51,137,514.76

Class B
Coupon	1.06000%
Interest Paid	12,668.77
Principal Paid	14,342,000.00
Total Paid to B Holders	14,354,668.77

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.0689666
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	95.6998616
Total Distribution Amount	95.7688282

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	0.3208347
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	475.3106099
Total A-4 Distribution Amount	475.6314446

B Interest Distribution Amount	0.8833336
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	1,000.0000000
Total B Distribution Amount	1,000.8833336

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 07/31/16	19,105.56
Balance as of 08/31/16	17,629.97
Change	(1,475.59)

Reserve Account
Balance as of 08/15/16	1,748,995.36
Investment Earnings	444.45
Investment Earnings Paid	(444.45)
Deposit/(Withdrawal)	(1,748,995.36)
Balance as of 09/15/16	0.00
Change	(1,748,995.36)

Required Reserve Amount	0.00